Related-Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related-Party Transactions

NOTE 11 – RELATED-PARTY TRANSACTIONS

In the ordinary course of business, loans are granted by the Company to executive officers, directors and their related business interests consistent with Federal Reserve Regulation O. The following is an analysis of activity of related-party loans for the years ended December 31:

(Dollars in thousands)	2014	2013

Balance at beginning of year	$5,092	$6,218
New loans and advances	72	315
Repayments, including loans sold	747	1,441

Balance at end of year	$4,417	$5,092

Deposits from executive officers, directors and their related business interests at both December 31, 2014 and 2013 were approximately $10.4 million.